Taxes on Income	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Taxes on Income
Note 19 - Taxes on Income

A.          Regional Taxation

Israeli taxation
Presented hereunder are the tax rates relevant to the Company in the years 2017-2019:
2017 – 24%, 2018 – 23% and 2019 – 23%.

On January 4, 2016 the Knesset plenum passed the Law for the Amendment of the Income Tax Ordinance (Amendment 216) - 2016, by which, inter alia, the corporate tax rate would be reduced by 1.5% to a rate of 25% as from January 1, 2016. Furthermore, on December 22, 2016 the Knesset plenum passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) – 2016, by which, inter alia, the corporate tax rate would be reduced from 25% to 23% in two steps. The first step will be to a rate of 24% as from January 2017 and the second step will be to a rate of 23% as from January 2018.

Luxembourg taxation
Corporate Income Tax rate is 29.22%. Minimum tax payments are made based on the entity’s total assets and are considered as a conditional advance tax payment on corporate income tax due in future tax periods.

Italian taxation
As a rule, corporate income tax (named IRES from 2004) is payable by all resident companies on income from any source, whether earned in Italy or abroad, at the rate of 27.5%. Starting from 2017 the IRES rate is reduced to 24%.

Both resident and non-resident companies are subject to regional income tax (IRAP), but only on income arising in Italy at the rate from 0% (for a short period of couple of years) to 4.82%, depending on the Region.

Spanish taxation
As a rule, corporate income tax is payable by all resident companies on income from any source, whether earned in Spain or abroad at the rate of 25%.

The Netherlands taxation
Prior to 1 January 2019, the Dutch corporate income tax rate was 20% on the first EUR 200,000 of taxable profits (lower rate), and 25% on taxable profits exceeding that amount (standard rate). The rates will be gradually reduced - the standard rate will be reduced from 25% to 22.55% in 2020 and to 20.5% in 2021. The lower rate will decrease from 20% to 19% in 2019, to 16.5% in 2020, and to 15% in 2021.

Dutch tax laws provide for an Energy Investment Allowance (“EIA”) – a tax advantage for companies in the Netherlands that invest in energy-efficient technology that meet the Energy List requirements, allowing a deduction of 58% of the investment costs from the corporate income, on top of the usual depreciation. The right to the EIA is declared with the tax return, provided the investment is timely reported to the Netherlands Enterprise Agency.

B.          Composition of income tax benefit (taxes on income):

	For the year ended December 31
	2019	2018	2017
	€ in thousands
Current tax income (expense)
Current year	(741)	(438)	(494)
Adjustments for prior years, net	(14)	26	1,044
	(755)	(412)	550
Deferred tax income
Creation and reversal of temporary differences	1,042	197	(922)

Actual Tax benefit (tax on income)	287	(215)	(372)

C.          Reconciliation between the theoretical tax on the pre-tax profit and the tax expense:

	2019	2018	2017
	€ in thousands

Profit (loss) before taxes on income	9,497	819	(6,269)
Primary tax rate of the Company	23%	23%	24%
Tax calculated according to the Company’s primary tax rate	(2,184)	(188)	1,505

Additional tax (tax saving) in respect of:
Different tax rate of foreign subsidiaries	(11)	45	(106)
Neutralization of tax calculated in respect of the Company’s share in profits of equity accounted investees	710	585	367
Changes in deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	3,681	-	(448)
Change in temporary differences for which deferred tax were not recognized	(166)	(576)	(359)
Current year tax losses and benefits for which deferred taxes were not created	(1,740)	(136)	(1,142)
Tax benefit (taxes) in respect to previous years and others	(3)	55	(189)

Actual Tax benefit (tax on income)	287	(215)	(372)

D.          Carry forward tax losses:

As of December 31, 2019, Ellomay Capital Ltd. had available carry forward tax losses, carry forward capital tax losses and deductions aggregating to approximately €600 thousand, which have no expiration date. Such carry tax losses are following a decrease of approximately €20,000 thousand as a result of a tax inspection and a final settlement reached with the tax authorities in 2018.

Deferred taxes of the Company have not been recognized as the Company has carry forward tax losses. The Company's management currently believes that as Ellomay Capital Ltd. has a history of losses it is more likely than not that the deferred tax regarding losses carry forward will not be utilized in the foreseeable future.

Deferred taxes are recognized by operating subsidiaries for unused tax losses, tax benefits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized.

E.          Deferred taxes:

					Carry-
	Financial	Fixed	Long term	Swap	forward tax
	assets	assets	loans	contract	losses	Total
	€ in thousands
Balance of deferred tax asset (liability)
as at January 1, 2019	(6,935)	(1,916)	710	198	4,147	(3,796)
Changes recognized in profit or loss	719	865	(97)	(27)	(418)	1,042
Changes recognized due to sale of operation	-	(243)	(613)	(261)	(555)	(1,672)
Changes recognized in other comprehensive income	(756)	-	-	768	232	244
Balance of deferred tax asset (liability) as at
December 31, 2019	(6,972)	(1,294)	-	678	3,406	(4,182)

					Carry-
	Financial	Fixed	Long term	Swap	forward tax
	assets	assets	loans	contract	losses	Total
	€ in thousands
Balance of deferred tax asset (liability)
as at January 1, 2018	(7,392)	(3,178)	2,020	117	4,228	(4,205)
Changes recognized due to business combination	-	-	-	-	2	2
Changes recognized in profit or loss	200	1,262	(1,310)	39	6	197
Changes recognized in other comprehensive income	257	-	-	42	(89)	210
Balance of deferred tax asset (liability) as at
December 31, 2018	(6,935)	(1,916)	710	198	4,147	(3,796)